Financial risk management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 17, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about financial instruments [line items]
Proceeds from deferred royalty obligation	$ 225,000	$ 225,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 50,000
Borrowings, maximum borrowing capacity			$ 50,000		50,000
Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 65,000	65,000
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about financial instruments [line items]
Borrowings	120,000
Borrowings, maximum borrowing capacity					$ 115,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets	$ 272	273
In CHF | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable	10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss	$ 742
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets		1,034
In EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable	10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss	$ 98
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets		191
In GBP | Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable	10.00%
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on pre-tax loss	$ 487
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary assets	$ 633	544
Sensitivity analysis for types of foreign currency risk, reasonably possible change in risk variable, impact on net monetary liabilities		$ 424